Derivative Instruments - Schedule of Realized and Unrealized Gains and Losses Recognized in Earnings (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain (loss)	$ 3,613	$ (6,470)	$ (2,747)	$ (11,840)
Unrealized gain (loss)			568	(5,254)
Interest Rate Swap Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain (loss)	(671)	(989)	(2,847)	(3,348)
Unrealized gain (loss)	2,744	(4,032)	(3,122)	(5,866)
Foreign Exchange Forward Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain (loss)	(152)	(3,238)	(468)	(3,238)
Unrealized gain (loss)	$ 1,692	$ 1,789	$ 3,690	$ 612